Transactions with Former Parent Company (Details) (USD $)	12 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012	Jun. 28, 2013
Related Party Transaction [Line Items]
Provision for (benefit from) income taxes	$ (44,800,000)	$ 68,600,000	$ 94,800,000
Covidien | Separation and Distribution Agreement
Related Party Transaction [Line Items]
Initial cash capitalization				168,000,000
Estimated cash upon completion of distribution				168,000,000
Adjustment payment benchmark				20,000,000
Final adjustment payment	0
Covidien | Tax Matters Agreement
Related Party Transaction [Line Items]
Tax agreement, tax threshold	200,000,000
Provision for (benefit from) income taxes	33,000,000
Change in ownership percentage	35.00%
Covidien | Minimum | Tax Matters Agreement
Related Party Transaction [Line Items]
Restriction period	2 years
Covidien | Maximum | Tax Matters Agreement
Related Party Transaction [Line Items]
Restriction period	5 years
Covidien | Net Sales
Related Party Transaction [Line Items]
Inventory sold	46,000,000	51,200,000	54,200,000
Covidien | Cost of sales
Related Party Transaction [Line Items]
Inventory purchases	28,900,000	38,400,000	34,700,000
Covidien | Selling, general and administrative
Related Party Transaction [Line Items]
Allocated expenses		39,600,000	49,200,000
Covidien | Prepaid expenses and other current assets
Related Party Transaction [Line Items]
Due from related parties	82,200,000
Covidien | Other current liabilities
Related Party Transaction [Line Items]
Due to related parties	$ 84,500,000